Financial Instruments and Risk Management (Fuel Option Contracts Rollforward) (Details) - Commodity price risk - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Change in value on currency instruments	$ (0.2)	$ 2.5
Fuel Contracts
Disclosure of detailed information about hedged items [line items]
Balance, beginning of the period	0.1	0.4
Change in value on currency instruments	0.0	(2.9)
Deferred income tax related to hedging instrument	0.0	0.1
Balance, end of period	$ (0.1)	$ 0.1